S-K 1602(a)(3) Forepart, Sponsor Compensation	Jan. 30, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000
Aperture Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Aperture Sponsor LLC, and IB Capital, LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	305,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,050,000
Aperture Sponsor LLC, and IB Capital, LLC [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	325,250
Aperture Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	273,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,735,000
Aperture Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	260,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,600,000
Aperture Sponsor LLC [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,252,500
Aperture Sponsor LLC [Member] | Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,828,082
IB Capital, LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	305,000
IB Capital, LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	45,000
IB Capital, LLC [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	325,250
IB Capital, LLC [Member] | Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	51,750
Sponsor [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	260,000
Sponsor [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	273,500